CONTINGENCIES - Beijing Baosheng (Details) - Beijing Baosheng									1 Months Ended
	Mar. 07, 2022 CNY (¥)	Mar. 07, 2022 USD ($)	Feb. 08, 2022 CNY (¥)	Feb. 08, 2022 USD ($)	Jul. 30, 2021 CNY (¥)	Jul. 30, 2021 USD ($)	Apr. 16, 2019	May 17, 2016	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Loss Contingencies [Line Items]
Amount of damages					¥ 10,739,877	$ 1,685,321
Court expenses					¥ 71,421	$ 11,207
Subsequent event
Loss Contingencies [Line Items]
Amount withdrawn			¥ 10,917,701	$ 1,713,225
Amount of proceeds received from related parties	¥ 11,053,940	$ 1,734,604
Equity Ownership Dispute
Loss Contingencies [Line Items]
Equity interest under litigation							5.00%	5.00%	5.00%	5.00%
Contractual Dispute
Loss Contingencies [Line Items]
Amount of damages									¥ 47,650,000	$ 6,838,404
Loss contingencies, amount accrued									¥ 10,739,877		$ 1,685,321